Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
NONCURRENT ASSETS
Property and equipment, net	$ 4,138	$ 161
Intangible assets, net		1
Right-of-use assets, net	1,326
Security deposit	198
Loan receivable		5,181
Note Receivable	5,435	6,949
Total noncurrent assets	11,097	12,292
CURRENT ASSETS
Other receivables and prepayments	6,989	2,871
Available-for-sale financial assets		97
Loan receivable	18,873
Due from related parties		1,316
Cash and bank balances	1,047	538
Total current assets	26,909	4,822
Total assets	38,006	17,114
CURRENT LIABILITIES
Trade payables	831
Accrued liabilities and other payables	1,128	216
Note payable	5,187	1,070
Unearned revenue	2,612	27
Amounts owed to related parties	272	78
Lease liabilities	348
Taxes payable	315	281
Total current liabilities	10,693	1,672
NET CURRENT ASSETS	16,216	3,150
NONCURRENT LIABILITIES
Lease liabilities	1,072
Note payable		1,041
Total noncurrent liabilities	1,072	1,041
Total liabilities	11,765	2,713
NET ASSETS	26,241	14,401
EQUITY
Reserves	25,553	13,621
Noncontrolling interest	688	780
Total equity	$ 26,241	$ 14,401